PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROJECT ASSETS
Project assets - Acquisition cost	$ 2,220	$ 119,060
Project assets - EPC and other cost	111,911	185,451
Total project assets	114,131	304,511
Current portion	111,317	235,228
Non-current portion	2,814	69,283
Impairment charges	$ 0	$ 2,311	$ 1,558